March 12, 2015

United States Securities and Exchange Commission

Disclosure Review Office

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re: Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Annuity Separate Account 4

MassMutual Transitions SelectSM II

Initial Registration Statement on Form N-4

Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company and Massachusetts Mutual Variable Annuity Separate Account 4 (the “Separate Account”), please find enclosed an initial registration statement filed pursuant to the Securities Act of 1933 and the Investment Company Act of 1940. The purpose of this filing is to register MassMutual Transitions Select II (“the Contract”), a new individual variable deferred annuity contract with flexible purchase payments on Form N-4.

The Contract will be issued through the Separate Account, which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Contract provides for the potential to accumulate value during the accumulation phase, a death benefit, and the ability to receive annuity payments. The Contract also offers a Guaranteed Minimum Accumulation Benefit as an optional feature available at contract issue for an additional cost.

In the next few days, I will provide the Staff with a copy of this initial registration statement. Financial statements, exhibits not included herein, and certain other information will be added by pre-effective amendment.

Please contact me if you have any questions regarding this filing or if there is anything that I can do to facilitate the Staff’s review of this filing. I may be reached at (413) 744-6060 or at jrodolakis@massmutual.com.

Sincerely,

/s/ JAMES M. RODOLAKIS
James M. Rodolakis
Vice President & Senior Counsel Massachusetts Mutual Life Insurance Company